Securities Act File No. 333-56881

PILGRIM PRINCIPAL PROTECTION FUND

Supplement dated September 17, 2001

to the Class A, B, and C Prospectus and the Class Q Prospectus
dated July 3, 2001

In light of the tragic events of the past week and in order to accommodate the disruptions experienced by individuals, businesses and the financial markets, the Pilgrim Principal Protection Fund will extend its Offering Phase and Guarantee Period.

Change in Dates of Offering Phase, Guarantee Period and Guarantee Maturity Date

      Effective September 17, 2001, the dates of the Offering Phase, Guarantee Period and Guarantee Maturity Date of the Pilgrim Principal Protection Fund have been changed.

      The last day of the Offering Phase has been changed from October 3, 2001 to October 11, 2001. All references to October 3, 2001 appearing in the Prospectuses are changed to October 11, 2001. All references in the Prospectuses to the dates of the Offering Phase now refer to the period of July 5, 2001 through October 11, 2001.

      The Guarantee Period of October 4, 2001 through October 3, 2006 has been changed to the period of October 12, 2001 through October 11, 2006. All references to the Guarantee Period in the Prospectuses now refer to the period of October 12, 2001 through October 11, 2006.

      The Guarantee Maturity Date has been changed from October 3, 2006 to October 11, 2006. All references to the Guarantee Maturity Date in the Prospectuses now refer to October 11, 2006.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Securities Act File No. 333-56881

PILGRIM PRINCIPAL PROTECTION FUND

Supplement dated September 17, 2001

to the Statement of Additional Information
dated July 3, 2001, as Supplemented August 24, 2001

In light of the tragic events of the past week and in order to accommodate the disruptions experienced by individuals, businesses and the financial markets, the Pilgrim Principal Protection Fund will extend its Offering Phase and Guarantee Period.

Change in Dates of Offering Phase, Guarantee Period and Guarantee Maturity Date

      Effective September 17, 2001, the dates of the Offering Phase, Guarantee Period and Guarantee Maturity Date of the Pilgrim Principal Protection Fund have been changed.

      The last day of the Offering Phase has been changed from October 3, 2001 to October 11, 2001. All references to October 3, 2001 appearing in the Statement of Additional Information are changed to October 11, 2001. All references in the Statement of Additional Information to the dates of the Offering Phase now refer to the period of July 5, 2001 through October 11, 2001.

      The Guarantee Period of October 4, 2001 through October 3, 2006 has been changed to the period of October 12, 2001 through October 11, 2006. All references to the Guarantee Period in the Statement of Additional Information now refer to the period of October 12, 2001 through October 11, 2006.

      The Guarantee Maturity Date has been changed from October 3, 2006 to October 11, 2006. All references to the Guarantee Maturity Date in the Statement of Additional Information now refer to October 11, 2006.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE